FINANCIAL ASSETS AND LIABILITIES - Reconciliation of cash flows from financing activities (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Jun. 29, 2017	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Cash flows
Proceeds from borrowings, net of fees paid	[1]		$ 807	$ 6,193	[2]	$ 1,882	[2]
Repayment of borrowings			(4,122)	(5,948)	[2]	(1,816)	[2]
Non-cash movements
Loss on early debt redemption		$ 124	30	124
Principal amount outstanding
Reconciliation of cash flows from financing activities
Financing activities at beginning of period			11,198	10,702
Cash flows
Proceeds from borrowings, net of fees paid			807	6,193
Repayment of borrowings			(4,122)	(5,948)
Interest paid			(736)	(834)
Non-cash movements
Interest expense			738	774
Early redemption premium accrued			44	168
Foreign currency translation			(573)	138
Other non-cash movements			10	5
Financing activities at end of period			$ 7,366	$ 11,198		$ 10,702

[1]	** Fees paid for borrowings were US$64 (2017: US$56, 2016: US$31)
[2]	* Prior year comparatives are restated following the classification of Italy Joint Venture as a discontinued operation and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).